UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period to

Date of Report (Date of earliest event reported):

October 9, 2014

Mitsubishi Motors Credit of America, Inc.1

(Exact name of securitizer as specified in its charter)

025-00652	0001540709
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Dennis Kelly, Treasurer, (714) 799-4730

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]	Mitsubishi Motors Credit of America, Inc., as securitizer, is filing this Form ABS-15G for the following affiliated entity: MMCA Auto Owner Trust 2009-1.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Mitsubishi Motors Credit of America, Inc., as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity: MMCA Auto Owner Trust 2009-1 (the “Trust”). September 25, 2014 was the date of the last payment on the last asset-backed security of the Trust that was issued by the Trust.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MITSUBISHI MOTORS CREDIT OF AMERICA, INC.
(Securitizer)

By:	/s/ Dennis Kelly
Name:	Dennis Kelly
Title:	Treasurer

Date: October 9, 2014